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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage LLC
                 -------------------------------
   Address:      227 West Monroe, Suite 3550
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Constance Wick
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   312-692-7564
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Constance Wick              Chicago, IL       Nov. 11, 2011
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 91
                                        --------------------

Form 13F Information Table Value Total: 1,594
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

N/A

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                           FORM 13F INFORMATION TABLE

      Column 1             Column 2       Column 3 Column 4         Column 5          Column 6    Column 7         Column 8
----------------------- ---------------- --------- -------- ----------------------- ------------ ---------- -----------------------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc               Note 5.250% 3/1  013817AT8   39,473 24,056,000  PRN             SOLE                24,056,000
Alliance Data
 Systems Corp           Note 1.750% 8/0  018581AD0   36,608 28,900,000  PRN             SOLE                28,900,000
Alliance Data
 Systems Corp           Note 4.750% 5/1  018581AC2   97,529 47,685,000  PRN             SOLE                47,685,000
Alliance Data
 Systems Corp           Com              018581108      185    200,000   SH    PUT      SOLE                   200,000
Alliant Techsystems Inc Note 3.000% 8/1  018804AK0   13,876 13,705,000  PRN             SOLE                13,705,000
Amerigroup Corp         Note 2.000% 5/1  03073TAB8   27,475 25,684,000  PRN             SOLE                25,684,000
Amgen Inc               Note    3/0      031162AL4      423    538,000  PRN             SOLE                   538,000
AutoNation Inc          Com              05329W102      328     10,000   SH             SOLE                    10,000
AutoNation Inc          Com              05329W102    1,121     34,200   SH    PUT      SOLE                    34,200
Bank of America Corp    Com              060505104    3,075    502,400   SH             SOLE                   502,400
Best Buy Co Inc         SDCV 2.250% 1/1  086516AF8   13,031 13,050,000  PRN             SOLE                13,050,000
Blue Wolf Mongolia
 Holdings               Shs              G11962100    2,559    267,100   SH             SOLE                   267,100
Blue Wolf Mongolia
 Holdings Corp          *W Exp 07/20/201 G11962118    2,559    267,100   SH             SOLE                   267,100
BorgWarner Inc          Note 3.500% 4/1  099724AF3   93,142 50,250,000  PRN             SOLE                50,250,000
Brocade
 Communications Sys     Com              111621306    2,424      5,610   SH   CALL      SOLE                     5,610
Cemex SAB de CV         Note 4.875% 3/1  151290AV5    9,170 19,500,000  PRN             SOLE                19,500,000
Cephalon Inc            Note 2.000% 6/0  156708AP4    3,422  1,957,000  PRN             SOLE                 1,957,000
Cephalon Inc            Note 2.500% 5/0  156708AR0   55,985 45,170,000  PRN             SOLE                45,170,000
China Medical
 Technologies Inc       Note 4.000% 8/1  169483AC8      969  1,554,000  PRN             SOLE                 1,554,000
China Medical
 Technologies Inc       Com              169483104    1,143    228,500   SH    PUT      SOLE                   228,500
CONMED Corp             Note 2.500% 11/1 207410AD3    1,668  1,676,000  PRN             SOLE                 1,676,000
Crown Holdings Inc      Com              228368106    2,449     80,000   SH             SOLE                    80,000
Crown Holdings Inc      Com              228368106    3,061    100,000   SH    PUT      SOLE                   100,000
Discover Finl Svcs      Com              254709108    1,376     60,000   SH    PUT      SOLE                    60,000
Earthlink Inc           FRNT 3.250% 11/1 270321AA0   18,196 18,177,000  PRN             SOLE                18,177,000
Eastman Kodak Co        Note 7.000% 4/0  277461BJ7      776  3,000,000  PRN             SOLE                 3,000,000
EMC Corp/Massachusetts  Note 1.750% 12/0 268648AM4   33,704 23,890,000  PRN             SOLE                23,890,000
EMC Corp/Massachusetts  Note 1.750% 12/0 268648AK8   83,722 63,950,000  PRN             SOLE                63,950,000
Exterran Holdings Inc   Note 4.250% 6/1  30225XAA1    2,918  3,184,000  PRN             SOLE                 3,184,000
Forest City
 Enterprises Inc        Note 5.000% 10/1 345550AM9   18,379 17,471,000  PRN             SOLE                17,471,000
Fresh Mkt Inc           Com              35804H106    3,816    100,000   SH    PUT      SOLE                   100,000
General Motors Co       *W Exp 07/10/201 37045V118   23,905  1,184,567   SH             SOLE                 1,184,567
General Motors Co       *W Exp 07/10/201 37045V126   29,019  1,437,997   SH             SOLE                 1,437,997
General Mtrs Co         Com              37045V100   10,451    517,900   SH    PUT      SOLE                   517,900
Gilead Sciences Inc     Note 1.000% 5/0  375558AN3    4,795  4,412,000  PRN             SOLE                 4,412,000
Global Eagle
 Acquisition Corp       Com              37951D102    3,800    400,000   SH             SOLE                   400,000
Global Eagle
 Acquisition Corp       *W Exp 05/13/201 37951D110    3,800    400,000   SH             SOLE                   400,000
Heckmann Corp           *W Exp 11/09/201 422680116    9,348  1,584,345   SH             SOLE                 1,584,345
Incyte Corp Ltd         Note 4.750% 10/1 45337CAJ1    4,786  2,693,000  PRN             SOLE                 2,693,000
International
 Business Machines Corp Com              459200101   11,157     63,800   SH    PUT      SOLE                    63,800
Interpublic Group of
 Cos Inc                Note 4.250% 3/1  460690BA7   12,649 12,500,000  PRN             SOLE                12,500,000
iShares Silver Trust    Ishares          46428Q109    2,892    100,000   SH   CALL      SOLE                   100,000
JetBlue Airways Corp    DBCV 5.500% 10/1 477143AD3    7,702  6,853,000  PRN             SOLE                 6,853,000
JetBlue Airways Corp    DBCV 5.500% 10/1 477143AE1   17,322 14,686,000  PRN             SOLE                14,686,000
JPMorgan Chase & Co     Com              46625H100    7,301    242,400   SH             SOLE                   242,400
JPMorgan Chase & Co     Com              46625H100    6,599    219,100   SH   CALL      SOLE                   219,100
L-3 Communications
 Hldgs Inc              Debt 3.000% 8/0  502413AW7   15,948 16,751,000  PRN             SOLE                16,751,000
Laboratory Corp of
 Amer Hldgs             Note 9/1         50540RAG7   37,843 35,604,000  PRN             SOLE                35,604,000
Lincare Hldgs Inc       Note 2.750% 11/0 532791AF7   15,915 15,500,000  PRN             SOLE                15,500,000
Market Vectors ETF TR   Gold Miner ETF   57060U100    8,279    150,000   SH   CALL      SOLE                   150,000
MF Global Holdings Ltd  Note 3.375% 8/0  55277JAB4    5,317  6,750,000  PRN             SOLE                 6,750,000
Microchip Technology
 Inc                    SDCV 2.125% 12/1 595017AB0   69,173 59,882,000  PRN             SOLE                59,882,000
Micron Technology Inc   Com              595112103      315     62,500   SH             SOLE                    62,500
Mylan Inc               Note 1.250% 3/1  628530AG2   25,074 25,027,000  PRN             SOLE                25,027,000
NetApp Inc              Note 1.750% 6/0  64110DAB0   42,019 34,500,000  PRN             SOLE                34,500,000
Oil Sts Intl Inc        Note 2.375% 7/0  678026AB1   34,544 21,241,000  PRN             SOLE                21,241,000
Omnicare Inc            Note 3.750% 12/1 681904AN8    3,542  3,170,000  PRN             SOLE                 3,170,000
Omnicom Group Inc       Com              681919106      801     21,750   SH             SOLE                    21,750
PDL BioPharma Inc       Note 3.750% 5/0  69329YAC8    7,315  7,750,000  PRN             SOLE                 7,750,000
Powershares QQQ Trust   Unit Ser 1       73935A104   10,498    200,000   SH    PUT      SOLE                   200,000
Powershs DB US Dollar
 Index                  Doll Indx Bull   73936D107   11,659    522,600   SH   CALL      SOLE                   522,600
Radio One Inc           Cl D Non Vtg     75040P405       60     50,000   SH             SOLE                    50,000
Resolute Energy Corp    *W Exp 09/25/201 76116A116   14,416  1,269,000   SH             SOLE                 1,269,000
Sanofi                  Com              80105N113      637    600,753   SH             SOLE                   600,753
Select Sector SPDR TR   SBI Materials    81369Y100    2,052     70,000   SH    PUT      SOLE                    70,000
Select Sector SPDR TR   SBI Int-Energy   80369Y506   14,042    240,000   SH    PUT      SOLE                   240,000
Select Sector SPDR TR   SBI Int-Finl     81369Y605    9,271    785,000   SH    PUT      SOLE                   785,000
Select Sector SPDR TR   SBI Int-Inds     81369Y704    8,474    290,000   SH    PUT      SOLE                   290,000
Select Sector SPDR TR   Technology       81369Y803   15,340    650,000   SH    PUT      SOLE                   650,000
Select Sector SPDR TR   SBI Cons Stpls   81369Y308   10,084    340,000   SH    PUT      SOLE                   340,000
Select Sector SPDR TR   SBI Int-Utils    81369Y886    3,362    100,000   SH    PUT      SOLE                   100,000
Select Sector SPDR TR   SBI Healthcare   81369Y209    8,884    280,000   SH    PUT      SOLE                   280,000
Select Sector SPDR TR   SBI Cons Discr   81369Y407    9,064    260,000   SH    PUT      SOLE                   260,000
SESI LLC                FRNT 1.500% 12/1 78412FAH7   24,202 24,291,000  PRN             SOLE                24,291,000
Smithfield Foods Inc    Note 4.000% 6/3  832248AR9   30,505 27,600,000  PRN             SOLE                27,600,000
SPDR Gold Trust         Gold Shs         78463V107    4,461     28,226   SH             SOLE                    28,226
SPDR S&P 500 ETF TR     Tr Unit          78462F103  268,868  2,376,200   SH    PUT      SOLE                 2,376,200
SPDR Series Trust       S&P Retail ETF   78464A714    4,622    100,000   SH    PUT      SOLE                   100,000
SUPERVALU Inc           Note 11/0        868536AP8    3,191  7,800,000  PRN             SOLE                 7,800,000
Teradyne Inc            Note 4.500% 3/1  880770AE2   76,237 35,994,000  PRN             SOLE                35,994,000
Terex Corp              Note 4.000% 6/0  880779AV5    3,460  3,500,000  PRN             SOLE                 3,500,000
Theravance Inc          Note 3.000% 1/1  88338TAA2    3,140  3,005,000  PRN             SOLE                 3,005,000
Trina Solar Ltd         Note 4.000% 7/1  89628EAA2    5,724  9,326,000  PRN             SOLE                 9,326,000
Triumph Group Inc       Note 2.625% 10/0 896818AB7   18,803 10,500,000  PRN             SOLE                10,500,000
United Rentals Inc      Note 4.000% 11/1 911363AL3    7,557  4,500,000  PRN             SOLE                 4,500,000
United Therapeutics
 Corp                   Note 0.500% 10/1 91307CAD4   11,057 10,750,000  PRN             SOLE                10,750,000
Universal Business
 Pm Sol A               Com              913384103    2,984    519,000   sH             SOLE                   519,000
Universal Business
 Pm Sol A               *W Exp 05/09/201 913384111    2,984    519,000   SH             SOLE                   519,000
USEC Inc                Note 3.000% 10/0 90333EAC2    5,947 11,195,000  PRN             SOLE                11,195,000
USEC Inc                Com              90333E108    3,235  2,009,300   SH    PUT      SOLE                 2,009,300
Whole Foods Mkt Inc     Com              966837106    3,266     50,000   SH    PUT      SOLE                    50,000